Other Liabilities - Summary of Other Non-current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities, Noncurrent [Abstract]
Financed portion of acquisitions	$ 5,219
Taxes payable	1,427	$ 243
Other non-current liabilities	$ 6,646	$ 243